CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash and balances at central banks	£ 67,948	£ 58,521	£ 58,521
Items in the course of collection from banks	702	755	755
Financial assets at fair value through profit or loss	172,361	162,878	176,008
Derivative financial instruments	26,955	25,834	25,474
At amortised cost:
Loans and advances to banks	6,674	6,611	4,246
Loans and advances to customers	469,025	472,498	461,016
Debt securities	4,281	3,643	3,314
Financial assets at amortised cost	479,980	482,752	468,576
Financial assets at fair value through other comprehensive income	31,300		42,917
Available-for-sale financial assets		42,098
Goodwill	2,310	2,310	2,310
Value of in-force business	5,032	4,839	4,839
Other intangible assets	3,061	2,835	2,835
Property, plant and equipment	12,577	12,727	12,727
Current tax recoverable		16	16
Deferred tax assets	2,324	2,284	2,609
Retirement benefit assets	1,584	723	723
Other assets	23,645	13,537	12,872
Total assets	829,779	812,109	811,182
Liabilities
Deposits from banks	30,934	29,804	29,804
Customer deposits	421,609	418,124	418,124
Items in course of transmission to banks	849	584	584
Financial liabilities at fair value through profit or loss	45,777	50,877	50,935
Derivative financial instruments	25,561	26,124	26,124
Notes in circulation	1,140	1,313	1,313
Debt securities in issue	90,293	72,450	72,402
Liabilities arising from insurance contracts and participating investment contracts	103,524	103,413	103,413
Liabilities arising from non-participating investment contracts	15,179	15,447	15,447
Other liabilities	23,622	20,730	20,741
Retirement benefit obligations	265	358	358
Current tax liabilities	204	274	274
Other provisions	4,642	5,546	5,789
Subordinated liabilities	17,637	17,922	17,922
Total liabilities	781,236	762,966	763,230
Equity
Share capital	7,196	7,197	7,197
Share premium account	17,705	17,634	17,634
Other reserves	13,185	13,815	13,553
Retained profits	4,854	4,905	3,976
Shareholders' equity	42,940	43,551	42,360
Other equity instruments	5,355	5,355	5,355
Total equity excluding non-controlling interests	48,295	48,906	47,715
Non-controlling interests	248	237	237
Total equity	48,543	49,143	47,952
Total equity and liabilities	£ 829,779	£ 812,109	£ 811,182